TRADE AND OTHER PAYABLES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other current payables [abstract]
Deferred consideration payable
Accrued liabilities to contracted licence payments	$ 1,112	$ 2,195